Organization and Principal Activities	12 Months Ended
Dec. 31, 2016
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Leju Holdings Limited (the “Company” or “Leju”) was incorporated on November 20, 2013 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”), is principally engaged in providing online advertising, e-commerce services and listing services in the People’s Republic of China (“PRC”). The Company, its subsidiaries and consolidated VIEs are collectively referred to as the “Group”.

E-House (China) Holdings Limited (“E-House Holdings”) is the Company’s parent company from its incorporation to December 30, 2016. E-House Holdings, its subsidiaries and VIEs, excluding the Group, are collectively referred to as “E-House”.

On March 21, 2014, the Company entered into a share purchase and subscription agreement with E-House Holdings and THL O Limited, a wholly-owned subsidiary of Tencent Holdings Limited (“Tencent’’ are to Tencent Holdings Limited or certain of its affiliates which have entered into agreements with the Company), pursuant to which Tencent has acquired from E-House Holdings 19,201,800 of Leju’s ordinary shares for $180 million in cash.

On April 17, 2014, the Company’s ADSs began trading on the NEW YORK STOCK EXCHANGE, or the NYSE under the symbol “LEJU”. Including the exercise of an over-allotment option, the Company issued a total of 11,500,000 ADSs, representing 11,500,000 ordinary shares, at an initial offering price of $10.00 per ADS. Concurrent with this offering, the Company also issued and sold 2,029,420 ordinary shares in the private placement to Tencent at $10.00 per share. The Company raised from this initial public offering approximately $101.4 million in net proceeds after deducting underwriting commissions and the offering expenses payable by the Company. Concurrently with the initial public offering, the Company also raised from Tencent in a private placement $18.9 million in net proceeds after deducting estimated fees and expenses payable by the Company.

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2016:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai SINA Leju Information Technology Co., Ltd (“Shanghai SINA Leju”)	08-May-08	PRC	100%
E-House City Re-House Real Estate Agency (Shanghai) Limited(“City RE-House”)	04-Mar-10	PRC	100%
Shanghai Yi Yue Information Technology Co., Ltd (“Shanghai Yi Yue”)	16-Sep-11	PRC	100%
Beijing Maiteng Fengshun Science and Technology Co., Ltd (“Beijing Maiteng”)	04-Jan-12	PRC	84%
Beijing Yisheng Leju Information Service Co., Ltd.(“Beijing Leju”)	13-Feb-08	PRC	VIE
Shanghai Yi Xin E-Commerce Co., Ltd.(“Shanghai Yi Xin”)	05-Dec-11	PRC	VIE
Beijing Jiajujiu E-Commerce Co., Ltd.(“Beijing Jiajujiu”)	22-Mar-12	PRC	VIE

The Group’s consolidated financial statements for the periods prior to the Company’s initial public offering (“IPO”) in April 2014 have been prepared on a carve-out basis and represent the assets and liabilities and the related results of operations and cash flows of the Group, which represent the online segment of E-House. The financial data of previously separate entities have been combined, to the extent included in the online segment of E-House, for all periods presented as all such entities were under common control. However, such presentation may not necessarily reflect the results of operations, financial position and cash flows if the Group had actually existed on a stand-alone basis during the periods presented. Transactions between the Group and E-House are herein referred to as related party transactions.

In connection with a contemplated IPO of the Company, the Company entered into non-competition arrangements with E-House Holdings, according to which E-House has agreed not to compete with the Group in online services business anywhere in the world and the Group has agreed not to compete with E-House in any services currently provided or contemplated by E-House other than online services. Prior to these non-competition arrangements, E-House and the Group did not have competition in the services provided.

The consolidated financial statements include the Group’s direct expenses as well as allocations for various selling, general and administrative expenses of E-House that are not directly related to online services. These expenses consist primarily of share-based compensation expenses of senior management and shared marketing and management expenses including accounting, administrative, marketing, internal control, customer service support and legal support services. These allocations were made using a proportional cost allocation method and were based on revenues, headcount as well as estimates of actual time spent on the provision of services attributable to the Group. Management believes these allocations are reasonable. Total selling, general and administrative expenses allocated from E-House was $2,857,251 for the period from January 1, 2014 to the IPO date, recorded as capital contribution by E-House. Income tax provision reflected in the Company’s Consolidated Statements of Operations is calculated based on a separate return basis as if the Group had filed a separate tax return. Subsequent to the IPO, E-House began charging the Group transitional corporate service fees pursuant to agreements entered into in March 2014 in connection with the IPO. Under these transitional services arrangements, E-House provides various corporate support services to the Group, including general finance and accounting, human resource management, administrative, internal control and internal audit, operational management, legal and information technology. E-House charges the Group a fee based on an estimate of the actual cost incurred to provide such services, which amounted to $10,399,978, $6,040,071 and $8,585,821 for the period from the IPO date to December 31, 2014, for the year ended December 31, 2015 and 2016, respectively.

On August 12, 2016, E-House Merger Sub Ltd. (a wholly owned subsidiary of E-House Holdings Ltd., or Parent) merged with and into E-House Holdings, with E-House Holdings continuing as the surviving company and a wholly owned subsidiary of Parent. Parent is a Cayman Islands company jointly established by Mr. Xin Zhou, SINA and certain other persons, and controlled by Mr. Xin Zhou. On December 30, 2016, Parent repurchased all the ordinary shares held by SINA in Parent, for an aggregated consideration consisting of 40,651,187 ordinary shares of Leju and a cash payment of $129,038,150. As a result of the foregoing transactions, E-House Holdings is no longer Leju’s controlling shareholder but remains as the largest shareholder of Leju, and SINA has become a principal shareholder of Leju.